Other financial assets - Schedule of Other Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Other financial assets	$ 214	$ 219
Analysed as:
Current	3	7
Non-current	211	212
Equity securities
Disclosure of financial assets [line items]
Other financial assets	93	97
Restricted funds
Disclosure of financial assets [line items]
Other financial assets	36	43
Cash | Restricted funds
Disclosure of financial assets [line items]
Other financial assets	0	1
Money market funds | Restricted funds
Disclosure of financial assets [line items]
Other financial assets	7	10
Accounts pledged as security | Restricted funds
Disclosure of financial assets [line items]
Other financial assets	27	31
Other | Restricted funds
Disclosure of financial assets [line items]
Other financial assets	2	1
Trade deposits and loans
Disclosure of financial assets [line items]
Other financial assets	$ 85	$ 79